Consolidated Statements of Financial Position - DKK (kr) kr in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Intangible assets	kr 12,454	kr 10,539
Right-of-use assets	14,859	13,903
Property, plant, and equipment	4,687	3,685
Corporation tax receivable	2,750	2,750
Deferred tax assets	2,065
Prepayments and deposits	2,014	1,652
Total non-currents assets	38,829	32,529
Current assets
Corporation tax receivable	5,500	5,500
Prepayments and other receivables	51,235	19,137
Cash	726,929	123,588
Total current assets	783,664	148,225
Total assets	822,493	180,754
Equity
Share capital	34,698	19,984
Share premium	2,082,254	924,021
Other reserves	6,494	7,982
Accumulated deficit	(1,502,921)	(899,018)
Total equity	620,525	52,969
Non-current liabilities
Borrowings	23,830	51,606
Lease liabilities	9,877	9,813
Other non-current liabilities	1,634	378
Total non-current liabilities	35,341	61,797
Current liabilities
Current borrowings	33,349	12,813
Current lease liabilities	3,657	2,876
Trade payables and accruals	72,135	32,390
Tax payables	4,159
Other liabilities	53,327	17,909
Total current liabilities	166,627	65,988
Total equity and liabilities	kr 822,493	kr 180,754